RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Aug. 21, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Due from directors and officers			$ 0	$ 5,513
Due to directors and officers			$ 705,672	$ 52,728
Common shares issued as compensation for consulting fees			78,125	656,250	500,000
Value of common shares issued as compensation for consulting fees				$ 307,734	$ 125,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers			$ 387,953	41,667
Value of common shares issued as compensation for consulting fees	$ 62,500	$ 62,500	$ 17,189	$ 307,734	$ 125,000
Number of Options held			750,000	825,000	1,050,000
Former CFO [Member]
Disclosure of transactions between related parties [line items]
Number of Options held			150,000	150,000	100,000
Related parties [Member]
Disclosure of transactions between related parties [line items]
Number of Options held			1,650,000	1,725,000	1,650,000